Stock-Based Compensation - Outstanding and Exercisable Options under 2001 Equity Incentive Plan and Long-Term Incentive Plan (Detail) (AUD)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Options outstanding Number	511,780	1,099,276	5,156,136
Options outstanding, weighted average exercise price	8.17	8.11	7.94
Options outstanding, aggregate intrinsic value	3,626,532
Options exercisable, Number	511,780
Options exercisable, aggregate intrinsic value	3,626,532
Weighted Average Exercise Price 6.38 [Member]
Exercise Price	6.38
Options outstanding Number	103,080
Options outstanding, Weighted average remaining life	2 years 8 months 12 days
Options outstanding, weighted average exercise price	6.38
Options outstanding, aggregate intrinsic value	915,350
Options exercisable, Number	103,080
Options exercisable weighted average exercise price	6.38
Options exercisable, aggregate intrinsic value	915,350
Weighted Average Exercise Price 8.40 [Member]
Exercise Price	8.40
Options outstanding Number	223,700
Options outstanding, Weighted average remaining life	1 year 7 months 6 days
Options outstanding, weighted average exercise price	8.40
Options outstanding, aggregate intrinsic value	1,534,582
Options exercisable, Number	223,700
Options exercisable weighted average exercise price	8.40
Options exercisable, aggregate intrinsic value	1,534,582
Weighted Average Exercise Price 8.90 [Member]
Exercise Price	8.90
Options outstanding Number	185,000
Options outstanding, Weighted average remaining life	8 months 12 days
Options outstanding, weighted average exercise price	8.90
Options outstanding, aggregate intrinsic value	1,176,600
Options exercisable, Number	185,000
Options exercisable weighted average exercise price	8.90
Options exercisable, aggregate intrinsic value	1,176,600